Employee Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock Options

NOTE 8    EMPLOYEE STOCK OPTIONS

The Company has two stock based employee compensation plans pursuant to which stock option grants may be made. Under both the 2014 and the 2006 Stock Option Plan certain employees and non-employee directors have been granted options to purchase common stock. The Company has 578,750 employee stock options outstanding as of September 30, 2014. All options vest in installments over a four year period and expire ten years from the date of grant.

In September 2014, the Company completed a tender offer to eligible employees to exchange 103,250 employee stock options held by such employees under the 2006 Stock Option Plan for new options under the 2014 Stock Option Plan. The new options have an exercise price of $3.50 with all other terms the same as the original terms under the 2006 Option Plan. These transactions are accounted for under the provisions of FASB ASC 718 as a modification of a stock based compensation award and require the Company to record an expense for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified. The Company uses the Black-Scholes option valuation model to calculate the fair value of stock-based payments at the date of grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. For options modified, the Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes that the use of peer company data fairly represents the expected volatility it would experience if the Company were actively publicly traded in the life sciences industry over the expected term of the options. The Company has no historical data regarding the expected life of the options and therefore used the simplified method of calculating the expected life. Changes in these assumptions can materially affect the fair value estimate. The Company determined the incremental fair value of the options to be $223,031 which was expensed in the period as the options are fully vested.

The following is the weighted average of the assumptions used in calculating the fair value of the options modified in September 2014 using the Black-Scholes method:

Fair Market Value	$4.94
Exercise Price	$3.50
Risk Free Rate	1.06%
Dividend Yield	0.00%
Expected Volatility	46.31%
Contractual Term	2.74 years

The following table summarizes the Company’s total option activity for the nine months ended September 30, 2014:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
As of September 30, 2014:
Options outstanding as of January 1, 2014	115,750	$30.70	6.3
Granted	586,250	$2.20	10.0
Exercised	-	-	-
Cancelled	123,250	$27.13	6.1

Options outstanding as of September 30, 2014	578,750	$2.65	8.7

Outstanding and exercisable stock options as of September 30, 2014 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price
September 30, 2014	578,750	8.7	$2.65	110,667	$5.43

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the nine months ended September 30, 2014 and 2013:

	Nine Months Ended September 30,
	2014	2013
Stock based compensation expense	$242,696	$83,318

As of September 30, 2014 and 2013, there were $154 and $47,591 of total unrecognized compensation cost with a remaining vesting period of 0.04 and 0.43 years, respectively. As of September 30, 2014, there was $148,560 in intrinsic value of outstanding and vested stock options.

NOTE 10    EMPLOYEE STOCK OPTIONS

The Company has a stock based employee compensation plan pursuant to which stock option grants may be made. Under the 2006 Stock Option Plan certain employees and non-employee directors have been granted options to purchase common stock. The Company has 115,750 and 110,750 employee stock options outstanding as of December 31, 2013 and 2012, respectively. All options vest in installments over a four year period and expire ten years from the date of grant.

On October 30, 2013 an employee was awarded 5,000 common stock options under the 2006 Stock Option plan with an exercise price of $2.00 that expire in October 2023. The Company accounts for employee stock options according to FASB ASC 718 which requires the Company to calculate the fair value of the stock options on the date of grant and amortize over the vesting period of the options. The Company determined the value of the 5,000 options granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock. The Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes the use of peer company data fairly represents the expected volatility it would experience if the Company was more actively publicly traded in the life sciences industry over the expected life of the options. The Company has no historical data regarding the expected life of the options and therefore used the simplified method of calculating the expected life. The risk free rate was calculated using the U.S. Treasury constant maturity rates similar to the expected life of the options, as published by the Federal Reserve.

The following table summarizes the Company’s total option activity for the years ended December 31, 2013 and 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
As of December 31, 2012:
Options outstanding as of January 1, 2012	110,750	$32.00	8.2
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-

Options outstanding as of December 31, 2012	110,750	$32.00	7.2

As of December 31, 2013:
Options outstanding as of January 1, 2013	110,750	$32.00	7.2
Granted	5,000	2.00	9.8
Exercised	-	-	-
Expired	-	-	-

Options outstanding as of December 31, 2013	115,750	$30.00	6.3

Outstanding and exercisable stock options as of December 31, 2013 and 2012 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price
December 31, 2012	110,750	7.2	$32.00	78,049	$32.00
December 31, 2013	115,750	6.3	$30.00	106,570	$32.00

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Stock based compensation expense	$111,091	$111,091
Income tax benefit recognized related to stock-based compensation	-	-
Income tax benefit realized from the exercising and vesting of options	-	-

As of December 31, 2013 and 2012, there were $19,818 and $130,909 of total unrecognized compensation cost with a remaining vesting period of 0.3 and 1.2 years, respectively. As of December 31, 2013, there was no intrinsic value of outstanding and vested stock options.